Share-based payments - Reconciliation of Outstanding Share Options (Details) - Share Options	3 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Jun. 30, 2024 shares $ / shares
Number of Options [Abstract]
Outstanding beginning of period (in shares) | shares	8,484,011	8,906,839
Granted during the period (in shares) | shares	0	34,454
Forfeited during the period (in shares) | shares	0	0
Exercised during the period (in shares) | shares	(490,196)	(457,282)
Outstanding end of period (in shares) | shares	7,993,815	8,484,011
Exercisable at end of period (in shares) | shares	2,827,692	3,332,076
Weighted Average Exercise Price [Abstract]
Outstanding beginning of period (in dollars per share) | $ / shares	$ 43.97	$ 41.93
Granted during the period (in dollars per share) | $ / shares	0	13.47
Forfeited during the year (in dollars per share) | $ / shares	0	0
Exercised during the period (in dollars per share) | $ / shares	1.53	1.89
Outstanding end of period (in dollars per share) | $ / shares	46.57	43.97
Exercisable at end of period (in dollars per share) | $ / shares	$ 3.50	$ 3.01